PROPERTY AND EQUIPMENT - Narrative (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
PROPERTY AND EQUIPMENT
Depreciation expenses	¥ 56,881	¥ 30,263	¥ 30,226